Vessels, net	12 Months Ended
Dec. 31, 2019
Vessels, net [Abstract]
Vessels, net

5    Vessels, net

        The amounts in the consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels accumulated depreciation	Dry docking costs	Accumulated depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2017	179,156	(87,871)	3,854	(3,347)	91,792
Additions/ (Dry Docking Component)	245	-	976	-	1,221
Depreciation expense	-	(4,831)	-	(862)	(5,693)
Balance at December 31, 2017	179,401	(92,702)	4,830	(4,209)	87,320
Additions/ (Dry Docking Component)	26	-	2,148	-	2,174
Depreciation expense	-	(4,578)	-	(1,166)	(5,744)
Balance at December 31, 2018	179,427	(97,280)	6,978	(5,375)	83,750
Additions/ (Dry Docking Component)	54	-	622	-	676
Impairment loss	(29,902)	-	-	-	(29,902)
Depreciation expense	-	(4,578)	-	(1,704)	(6,282)
Balance at December 31, 2019	149,579	(101,858)	7,600	(7,079)	48,242

For the purpose of the consolidated statement of comprehensive loss, depreciation, as stated in the income statement component, comprises the following:

	For the year ended December 31,
	2019	2018	2017
Vessels depreciation	4,578	4,578	4,831
Depreciation on office furniture and equipment	31	23	23
Depreciation of right of use asset	112	-	-
Total	4,721	4,601	4,854

The Company’s vessels have been pledged as collateral to secure the bank loans discussed in note 11.

Impairment of non-financial assets: As of December 31, 2019, the Company performed an assessment on whether there were indicators that a vessel(s) may be impaired. As impairment indicators were identified, discounted future cash flows for each vessel were determined and compared to the vessel’s carrying value. For the discount factor, the Company applied the Weighted Average Cost of Capital rate that was calculated to be 9.42% as at December 31, 2019. The projected net discounted future cash flows for the first year were determined by considering an estimated daily time charter equivalent based on the most recent blended (for modern and older vessels) FFA (i.e. Forward Freight Agreements) time charter rate for the year of 2020 for each type of vessel. For the remaining useful life of the vessels, the Company used the historical ten-year blended average one-year time charter rates substituting for the year 2016 that was considered as extreme values, with the year 2009. Expected outflows for scheduled vessels maintenance were taken into consideration as well as vessel operating expenses assuming an average annual increase rate of 1% based on the historical trend derived from actual results for the Company’s vessels since their delivery under Company’s technical management. The average time charter rates used were in line with the overall chartering strategy, especially in periods/years of depressed charter rates; reflecting the full operating history of vessels of the same type and particulars with the Company’s operating fleet (Supramax and Panamax vessels with a deadweight (“dwt”) of over 50,000 and 70,000, respectively) and they covered at least one full business cycle. Effective fleet utilization was assumed at 87% and 90% (including ballast days) for the Supramaxes and the Panamaxes, respectively taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry-docking and special surveys), as well as an estimate of the period(s) needed for finding suitable employment and off-hire for reasons other than scheduled maintenance, assumptions in line with the Company’s expectations for future fleet utilization under the current fleet deployment strategy.

As of December 31, 2019, the Company concluded that the recoverable amounts of the vessels were lower than their carrying amounts and recognized an impairment loss of $29,902. As of December 31, 2018 and 2017, no impairment loss was recognized as the vessels’ recoverable amounts exceeded their carrying amounts.

The impairment loss for the year ended December 31, 2019, analysed by vessel is as follows:

Vessel
m/v River Globe	(6,920)
m/v Sky Globe	(8,074)
m/v Star Globe	(7,197)
m/v Sun Globe	(4,797)
m/v Moon Globe	(2,914)
Impairment loss	(29,902)

As of December 31, 2019 the recoverable amount for each vessel was as follows:

	December 31,
Vessels	2019	Recoverable amount
m/v River Globe	7,752	At fair value less costs of disposal
m/v Sky Globe	8,971	At fair value less costs of disposal
m/v Star Globe	9,458	At fair value less costs of disposal
m/v Sun Globe	11,165	At fair value less costs of disposal
m/v Moon Globe	10,896	At value in use
Total:	48,242